EXPLORATION AND HOLDING EXPENSES	12 Months Ended
Dec. 31, 2021
EXPLORATION AND HOLDING EXPENSES

21. EXPLORATION AND HOLDING EXPENSES

Exploration and holding expenses were incurred on the following projects:

		2021	2020
		$	$
Platosa property (Mexico)	- exploration work (1)	1,730	857
	- holding costs	197	180
Evolución (Mexico)	- exploration work	226	319
	- holding costs	286	263
Silver City (Germany)	- exploration work	3,190	1,672
	- holding costs (2)	-	-
Kilgore (USA)	- exploration work	1,434	638
	- holding costs	131	103
Exploration and holding expenses		7,194	4,032

(1)	Platosa property exploration excludes underground drilling at the Platosa Mine which is capitalized to Property, plant and equipment (Note 10).

(2)	There are no annual fees associated with exploration licenses in Saxony, Germany. See Note 11 for capitalized earn-in payments under the Globex Agreement.